Segments and Geographical Information - Additional Information (Detail)				12 Months Ended
	Jan. 01, 2019 Segment	Feb. 06, 2017 Segment	Feb. 05, 2017 Segment	Dec. 31, 2018 Area
Segment Reporting Information [Line Items]
Number of reportable segments		1	2
Number of application areas | Area				8
Subsequent Event [Member]
Segment Reporting Information [Line Items]
Number of reportable segments	1